Condensed Consolidated Statements of Changes in Temporary Equity and Permanent Equity (Deficit) (Parenthetical)	10 Months Ended
Dec. 31, 2021 USD ($)
Temporary equity issuance costs	$ 25,000,000
Proceeds from private placement issue	6,400,000
Private Placement [Member]
Proceeds from private placement issue	$ 640,000